condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2021	1,370
Balance at Dec. 31, 2021	$ 9,644	$ 1,013	$ 4,256	$ 203	$ 15,116	$ 943	$ 16,059
Net income (loss)			853		853	49	902
Other comprehensive income (loss)			297	32	329	(17)	312
Dividends			(917)		(917)		(917)
Dividends reinvested and optional cash payments (in shares)	11
Dividends reinvested and optional cash payments	$ 317				317		317
Equity accounted share-based compensation		68			68	7	75
Issue of Common Shares in business combination	$ 6				6		6
Change in ownership interests of subsidiaries		(56)			(56)	(18)	(74)
Balance (in shares) at Jun. 30, 2022	1,381
Balance at Jun. 30, 2022	$ 9,967	1,025	4,489	235	15,716	964	16,680
Balance (in shares) at Dec. 31, 2022	1,431
Balance at Dec. 31, 2022	$ 11,399	956	4,104	110	16,569	1,089	17,658
Net income (loss)			417		417	3	420
Other comprehensive income (loss)			(1)	(61)	(62)	(17)	(79)
Dividends			(1,032)		(1,032)		(1,032)
Dividends reinvested and optional cash payments (in shares)	14
Dividends reinvested and optional cash payments	$ 371				371		371
Equity accounted share-based compensation		55			55	(1)	54
Change in ownership interests of subsidiaries	$ 54	35			89	98	187
Change in ownership interests of subsidiaries	2
Balance (in shares) at Jun. 30, 2023	1,447
Balance at Jun. 30, 2023	$ 11,824	$ 1,046	$ 3,488	$ 49	$ 16,407	$ 1,172	$ 17,579